Subsequent Events (Forbearance Agreement) (Details) - Choose Digital Inc. - USD ($) $ in Thousands	May 18, 2016	Jan. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 24, 2015	Jun. 24, 2014
Subsequent Event [Line Items]
Period for average closing price									5 days
Contingent consideration liability									$ 4,792	$ 2,570
Other payments to acquire businesses			$ 517	$ 521	$ 524	$ 528	$ 532	$ 668
Subsequent Event
Subsequent Event [Line Items]
Other payments to acquire businesses							$ 532	668
Other Payments to Acquire Businesses, Interest								$ 252
Forecast | Subsequent Event
Subsequent Event [Line Items]
Other payments to acquire businesses	$ 300	$ 1,754	$ 517	$ 521	$ 524	$ 528